Repurchase Agreement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repurchase agreements
Average balance during the year	$ 11,604	$ 9,071	$ 8,032
Average interest rate during the year	0.15%	0.15%	0.15%
Maximum month-end balance during the year	$ 18,633	$ 11,114	$ 12,083
Weighted average rate at year-end	0.15%	0.15%	0.15%